Share-Based Compensation - Unvested Restricted Stock Award Activity (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Balance at beginning of period	523,756	538,202	512,112
Granted	149,072	167,095	176,669
Forfeited	(167,550)	(28,713)	(13,164)
Earned and issued	(18,171)	(152,828)	(137,415)
Balance at end of period	487,107	523,756	538,202